Summary of Significant Accounting Policies and Basis of Presentation - Schedule of Fair Value of the Level 3 Liabilities was Determined using Valuation Models (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2026	Dec. 31, 2025
Liabilities:
Outstanding, beginning		$ 24,521,000	$ 165,619,000
Additions		25,429,000
Liabilities assumed in part of subsidiary consolidated for the first time		8,779,000
Exercised		(20,911,000)
Changes in fair value		86,569,000
Outstanding, ending	$ 165,619,000	124,387,000	24,521,000
Level 3 [Member]
Liabilities:
Outstanding, beginning	0	24,521,000	165,619,000
Additions	24,408,000		23,435,000
Exercised			(32,179,000)
Changes in fair value	141,211,000		(132,354,000)
Outstanding, ending	165,619,000		24,521,000
Private Placement Warrant [Member]
Liabilities:
Outstanding, beginning			94,287,000
Outstanding, ending	94,287,000
Private Placement Warrant [Member] | Level 3 [Member]
Liabilities:
Outstanding, beginning	0	24,521,000	0
Additions	0	0	23,435,000
Liabilities assumed in part of subsidiary consolidated for the first time		0
Exercised		(17,758,000)	0
Changes in fair value	0	(6,763,000)	1,086,000
Outstanding, ending	$ 0	0	24,521,000
February 2026 Warrants [Member]
Liabilities:
Outstanding, beginning		24,521,000
Outstanding, ending		124,387,000	24,521,000
February 2026 Warrants [Member] | Level 3 [Member]
Liabilities:
Outstanding, beginning		0
Additions		25,429,000
Liabilities assumed in part of subsidiary consolidated for the first time		0
Exercised		0
Changes in fair value		98,958,000
Outstanding, ending		124,387,000	0
Derivative Liability [Member] | Level 3 [Member]
Liabilities:
Outstanding, beginning		0
Additions		0
Liabilities assumed in part of subsidiary consolidated for the first time		8,779,000
Exercised		(3,153,000)
Changes in fair value		(5,626,000)
Outstanding, ending		$ 0	$ 0